Assets held for sale and discontinued operations - Schedule of businesses classified as held for sale (Details) £ in Millions	Sep. 30, 2022 GBP (£) business	Mar. 31, 2022 GBP (£)
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Number of businesses classified as held for sale | business	2
Assets held for sale	£ 6,258	£ 10,000
Liabilities held for sale	(5,442)	(7,188)
Assets and liabilities classified as held for sale
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Assets held for sale	6,258
Liabilities held for sale	(5,442)
Net assets held for sale	816
Assets and liabilities classified as held for sale | Millennium Pipeline Company LLC
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Assets held for sale	182
Liabilities held for sale	0
Net assets held for sale	182
Assets and liabilities classified as held for sale | UK Gas Transmission
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Assets held for sale	6,076	5,871
Liabilities held for sale	(5,442)	(5,530)
Net assets held for sale	£ 634	£ 341